INITIAL PUBLIC OFFERING	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING
NOTE 3. INITIAL PUBLIC OFFERING
On May 27, 2021, the Company consummated its Initial Public Offering of
27,500,000
Public Shares, including
2,500,000
Public Shares as a result of the underwriters’ partial exercise of their over-allotment option, at an offering price of $
10.00
per Public Share, generating gross proceeds of $
275.0
 million, and incurring offering costs of approximately $
16.1
 million, of which approximately $
9.6
 million was for deferred underwriting commissions.

NOTE 4. INITIAL PUBLIC OFFERING
On May 27, 2021, the Company consummated its Initial Public Offering of 27,500,000 Public Shares, including 2,500,000 Public Shares as a result of the underwriters’ partial exercise of their over-allotment option, at an offering price of $10.00 per Public Share, generating gross proceeds of $275.0 million, and incurring offering costs of approximately $16.1 million, of which approximately $9.6 million was for deferred underwriting commissions.